Long-term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of total leverage ratio and fixed charge coverage ratio
(in thousands USD)	September 30, 2021	December 31, 2020
Borrowings under bank revolving credit agreement, principal due November 10, 2023	$5,000	$5,000
Borrowings under bank credit agreement, principal due November 10, 2023	65,871	93,388
Unamortized debt issuance costs(a)	(5,776)	(2,978)
Borrowing under bank credit agreements, net of unamortized debt issuance costs	65,095	95,410

Borrowings under convertible note payable to related party, 13.73% interest capitalized every nine months, principal due July 18, 2024	—	16,465
Borrowings under convertible note payable to related party, 13.73% interest capitalized every nine months, principal due July 18, 2024	—	16,465
Unamortized debt issuance costs(a)	—	(126)
Convertible notes payable, net of unamortized debt issuance costs	—	32,804

Paycheck Protection Program loans, 1% interest, due May 1, 2022	7,722	9,129

Subordinated promissory note payable, guaranteed by a related party, 14% interest, principal due December 12, 2021	673	—

Subordinated debt with related party, principal due January 26, 2022	3,700	—
Unamortized debt issuance costs(a)	(306)	—
Subordinated debt with related party, net of unamortized debt issuance costs	3,394	—

Total debt, net of unamortized debt issuance cost	76,884	137,343
Less: current portion of debt	36,588	11,380
Long-term debt, net of unamortized debt issuance costs	$40,296	$125,963

(in thousands USD)	2020	2019
Borrowings under bank revolving credit agreement, principal due Nov. 15, 2023	$5,000	$5,000
Borrowings under bank credit agreement, principal due Nov. 15, 2023	93,388	95,816
Unamortized debt issuance costs(a)	(2,978)	(3,857)
Borrowing under bank credit agreements, net of unamortized debt issuance costs	95,410	96,959

Borrowings under convertible note payable to related party, 13.73% interest capitalized every six months, principal due July 18, 2024	16,465	12,500
Borrowings under convertible note payable to related party, 13.73% interest capitalized every six months, principal due July 18, 2024	16,465	12,500
Unamortized debt issuance costs(a)	(126)	(152)
Convertible notes payable, net of unamortized debt issuance costs	32,804	24,848
Paycheck Protection Program loans, 1% interest, due May 1, 2022	9,129	—

Total long-term debt	137,343	121,807
Less: current portion of long-term debt	11,380	6,473
Long-term debt, net of unamortized debt issuance costs and current portion	$125,963	$115,334

Schedule of total leverage ratio and fixed charge coverage ratio
Computation Period Ending	Fixed Charge Coverage Ratio to exceed	Total Leverage Ratio not to exceed
September 30, 2021	0.20:1.00	18.00:1.00
December 31, 2021 and March 31, 2022	0.20:1.00	6.10:1.00
June 30, 2022 and September 30, 2022	0.20:1.00	4.00:1.00
December 31, 2022 and each Computation Period ending thereafter	1.00:1.00	4.00:1.00

Schedule of capital expenditure annual limit
Computation Period Ending	Capital Expenditure Annual Limit
December 31, 2021 and the Computation Periods ending March 31, June 30, and September 30, 2022	$2.10 million
December 31, 2022 and each Computation Period ending thereafter	$2.20 million

Year, (in thousands USD)	Amount
2021	$12,378
2022	11,426
2023	83,713
2024	32,930
2025	—
Thereafter	—
Total long-term debt	140,447
Less: unamortized debt issuance cost	(3,104)
Total debt, net of unamortized debt issuance costs	$137,343

Schedule of total leverage ratio
Computation Period Ending	Fixed Charge Coverage Ratio to exceed	Capital Expenditure Annual Limit	Total Leverage Ratio not to exceed
June 30, 2019	1.15:1.00		3.75:1.00
September 30, 2019	1.15:1.00		3.50:1.00
December 31, 2019	1.20:1.00	$1.90 million	3.50:1.00
March 31, 2020 and each Computation Period ending thereafter	1.25:1.00		3.25:1.00
June 30, 2020			3.00:1.00
September 30, 2020			3.50:1.00
December 31, 2020	1.15:1.00	$2.00 million	5.40:1.00
March 31, 2021	1.10:1.00		5.25:1.00
June 30, 2021	1.10:1.00		5.25:1.00
September 30, 2021	1.20:1.00		4.50:1.00
December 31, 2021 and each Computation Period ending thereafter	1.25:1.00	$2.10 million	3.50:1.00
March 31, 2022 and each Computation Period ending thereafter			3.00:1.00
December 31, 2022		$2.20 million